FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying amount [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	$ 22,502	$ 22,871
Carrying amount [Member] | Less than 1 month [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	7,531	10,629
Carrying amount [Member] | 1 to 3 months [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	5,372	7,491
Carrying amount [Member] | 4 to 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	1,801	239
Carrying amount [Member] | Over 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	7,798	4,512
Gross impairment [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	0	151
Gross impairment [Member] | Less than 1 month [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	0	0
Gross impairment [Member] | 1 to 3 months [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	0	0
Gross impairment [Member] | 4 to 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	0	0
Gross impairment [Member] | Over 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	$ 0	$ 151